Description of Business	12 Months Ended
Dec. 31, 2025
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

1 - DESCRIPTION OF BUSINESS

The Company is dedicated to simplifying the journey towards creating a world in which virtually everyone and everything is intelligently connected, while bringing applications and artificial intelligence to the edge of the network. Most service providers, equipment suppliers, system integrators and even hyperscalers have adopted or advocated for similar solutions to various degrees either independently or in collaboration with the Company. However, to our knowledge, we are one of the first to market with patented technologies that (a) bring virtualized data center capabilities to the far edge of the network, commonly referred to as the Device Edge, where all wired and wireless devices connect to the network, (b) spawns hyperconvergence of computing, multiaccess communications and storage, (c) provides for Cloud-managed applications at the Edge (“Hybrid Edge-Cloud Computing”), and (d) enables machine learning with AI training, inferencing, and agentic AI at the edge (“Edge AI”) including AI-driven cybersecurity for heterogenous networks. Such networks have given rise through any combination of our developed devices and third-party devices, with CPUs, GPUs, TPUs, DPUs and/or NPUs, that run on the VeeaONE platform’s software stack. Our end-to-end edge-cloud platform is referred to as VeeaONETM (“VeeaONE”) platform.

Veea has developed several generations of highly integrated all-in-one devices that incorporate a Linux server, with a virtualized software environment, supporting our patented secured docker containers, together with a Wi-Fi Access Point with a mesh router, a firewall, an IoT gateway, NVMe data storage and 4G/5G modules. With an extensive patent portfolio of 123 granted patents and 32 pending patent applications that cover 26 patent families, our end-to-end Hybrid Edge-Cloud Computing platform represents a new product category that has the potential for wide scale customer adoption in large segments of consumer and enterprise markets.

VeeaONE platform’s products, applications, and services with a distributed computing architecture, offered as a Platform-as-a-Service capability, empowering companies to capitalize on the transformative potential of Edge AI, where most of the data from smartphones, tablets, laptops, cameras, sensors, and other devices is generated, with data privacy and sovereignty, reliability, low latency for real-time decisions, bandwidth efficiency, scalability, and reduced costs compared to alternatives.

VeeaHub products, about the size of a typical Wi-Fi Access Point, are offered in variety of form factors with different capabilities for indoor and outdoor coverage and are both locally- and cloud-managed. VeeaONE architecture and business model, VeeaHub and third-party devices on VeeaONE platform with Hybrid Edge-Cloud Computing and AI-enabled applications and services.

The VeeaONE platform offers an alternative to cloud computing by enabling the formation of highly secure, but easily accessible, private clouds and networks across one or multiple user(s) or enterprise location(s) across the globe. The benefits include optimal latency, lower data transport costs, data privacy, security and ownership, Edge AI, as well as “always-on” availability for mission critical applications, and contextual awareness for people, devices and things connected to the Internet.

Our products and services have been deployed across multiple countries and industries; however, we are focused on high-growth market segments such as fixed-line or 5G-based fixed wireless broadband access, and subscription-based managed Wi-Fi for unserved and underserved communities. In both cases, broadband or Internet connectivity services are offered with a variety of Edge applications and value-added services, including advanced AI-driven cybersecurity, through Mobile Network Operators, Multiple System Operators, Internet Service Providers and other types of Managed Service Providers. The industrial applications include climate smart buildings, smart farming with precision agriculture, smart warehouses and smart retail as cloud-managed converged private networks.

Gartner recognized the innovativeness and capabilities of the platform by naming the Company a Leading Smart Edge Platform in 2023 and Cool Vendor in Edge Computing in 2021. Market Reports World in its research report published in October 2023 named the Company as one of the top 10 Edge AI solution providers alongside of IBM, Microsoft, Amazon Web Services and others.

Private Veea was founded in 2014 by Allen Salmasi, our Chief Executive Officer and a pioneering wireless technology leader. Mr. Salmasi helped to drive industry transformation through his contributions to the development of CDMA/TDMA-based OmniTRACS, the largest mobile satellite messaging and position reporting system with integrated IoT solutions during the 1980s and 1990s; CDMA-based 2G/3G technologies and products at Qualcomm in 1990s; OFDMA-based 4G technologies and products at NextWave during the 2000s, and hyper-converged edge computing and communications during the 2010s; and beyond with the Company.

The Company has six wholly owned subsidiaries, VeeaSystems Inc., formerly known as Veea Inc. a Delaware corporation, (“Private Veea” or “VeeaSystems”), Veea Solutions Inc., a Delaware corporation, VeeaSystems Development Inc., formerly known as Veea Systems Inc., a Delaware corporation, Veea Systems Ltd., a company organized under the laws of England and Wales, VeeaSystems SAS, a French simplified joint stock company and VeeaSystems CK Inc., a Delaware corporation; and one majority owned subsidiary, VeeaSystems Mexico, S. de R.L. de C.V., a limited capital company organized under the laws of Mexico (“VeeaSystems MX”). VeeaSystems MX is 95% owned by VeeaSystems Inc., and due to local law requirements, the remaining 5% is held by the Company’s CEO. The Company is headquartered in New York City with offices in the United States, Mexico and Europe.

Liquidity

During the years ended December 31, 2025 and 2024, the Company incurred operating losses of approximately $18.8 million and $84.1 million, respectively, and had an accumulated deficit of $224.5 million as of December 31, 2025. Since its inception, it has incurred significant operating losses and negative cash flows. As of December 31, 2025, it had cash of approximately $0.1 million and outstanding debt of $19.8 million, of which $750,000 was outstanding under the September 2024 Notes (as defined below), $1.0 million was outstanding under the Crowdkeep Convertible Notes (as defined below), $14.0 million was outstanding under the working capital facility, $2.3 million was outstanding under a related party note payable, and $1.8 million was outstanding under a notes payable with an inventory vendor.

The Company’s founder has funded operations through related party notes and advances. The Company plans to fund its operations and capital funding needs for the next 12 months with revenue generated from operations, including anticipated revenue generated under the Supply Agreement entered into with Telcel, and using proceeds from its existing financing arrangements under the ELOC Purchase Agreement, its new secured term loan facility with Pasadena Private Lending (described below) and note purchase agreement with White Lion Capital, LLC (described below). Further, the Company could pursue other equity and debt financing from new or existing investors, including related parties, which may continue to include the Company’s CEO and his affiliates. The Company’s founder will continue to support the Company if it cannot pursue other equity or debt financing.

On January 14, 2026, the Company entered into a Note Purchase Agreement with White Lion Capital, LLC (“White Lion”) pursuant to which the Company agreed to issue, and White Lion agreed to purchase, at one or more closings, unsecured promissory notes in the aggregate funded amount of up to $2,500,000 and common stock warrants to purchase shares of the Company’s common stock. The first closing occurred on January 14, 2026 at which the Company issued, and White Lion purchased, a convertible note with a face amount of $555,556 and warrant to purchase 990,099 shares of common stock with an exercise price of $0.505 per share. At the first closing, the Company received cash proceeds of $475,000, net of original issuance discount and certain transaction expenses. See Note 18.

On February 17, 2026, the Company entered into a secured Loan Agreement with Pasadena Private Lending, Inc. with an aggregate principal amount of up to $10,550,000. The initial loan amount of $5,500,000 was borrowed on February 17, 2026. See Note 18.

On March 30, 2026, the Company entered into a Note Conversion Agreement with NLabs, pursuant to which outstanding promissory notes, including accrued interest, in the aggregate amount of approximately $16.9 million were converted into 168,764 shares of Series A Convertible Preferred Stock at a stated value of $100.00 per share, and certain unpaid rent and related charges for 83rd Street LLC totaling approximately $4.3 million were converted into an additional 43,236 shares of Series A Convertible Preferred Stock at the same per share value. Additionally, in connection with the note conversion, the Company and NLabs entered into an amendment to the underlying promissory notes pursuant to which the Company agreed to issue a warrant to purchase 33,551,486 shares of common stock at an exercise price of $0.503 per share. See Note 18.